CONVERTIBLE NOTES (Schedule of Net Carrying Amount) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net carrying value	$ 834,440	$ 358,715
Amortization of debt discount and issuance costs	29,954	20,938	$ 10,004
2025 Convertible notes [Member]
Principal outstanding	575,000
Unamortized debt discount	(109,655)
Unamortized debt issuance costs	(11,766)
Net carrying value	453,579
Amount allocated to conversion option	116,521
Less: allocated issuance costs	(3,184)
Equity component, net	113,337
Amortization of debt discount and issuance costs	7,629
2023 Convertible note [Member]
Principal outstanding	442,750	442,750
Unamortized debt discount	(57,435)	(77,527)
Unamortized debt issuance costs	(4,275)	(6,508)
Converted to shares	(179)
Net carrying value	380,861	358,715
Amount allocated to conversion option	105,375	105,375
Less: allocated issuance costs	(2,999)	(48,337)
Converted to shares	179
Equity component, net	102,555	57,038
Amortization of debt discount and issuance costs	$ 22,325	$ 20,938